The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Mortgage Opportunities Fund and Columbia U.S. Government Mortgage Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 20, 2015 (Accession No. 0001193125-15-014877), which is incorporated herein by reference.